ADVANCE TO SUPPLIERS, NET	12 Months Ended
Sep. 30, 2025
Advance To Suppliers Net
ADVANCE TO SUPPLIERS, NET

NOTE 6 – ADVANCE TO SUPPLIERS, NET

Advance to suppliers, net consisted of the following:

	As of September 30,
	2025	2024
Advance for products and services from third parties	$7,728,834	$7,565,683
Less: allowance for expected credit losses	(3,196,567)	(1,669,088)
Advance to suppliers, net	$4,532,267	$5,896,595

The movement of allowance for credit losses for the years ended September 30, 2025, 2024 and 2023 was as follows:

	2025	2024	2023
Balance at beginning of the year	$1,669,088	$599,482	$562,848
Current year addition	1,550,523	1,054,857	42,905
Exchange differences	(23,044)	14,749	(6,271)
Balance at end of the year	$3,196,567	$1,669,088	$599,482